Shareholder Report, Holdings (Details)	Jan. 31, 2025
Columbia Strategic Municipal Income Fund - Class A | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Columbia Strategic Municipal Income Fund - Class A | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Columbia Strategic Municipal Income Fund - Class A | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Strategic Municipal Income Fund - Class A | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Strategic Municipal Income Fund - Class A | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Strategic Municipal Income Fund - Class A | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Strategic Municipal Income Fund - Class A | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Strategic Municipal Income Fund - Class A | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Strategic Municipal Income Fund - Class A | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Strategic Municipal Income Fund - Class A | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Strategic Municipal Income Fund - Class A | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Strategic Municipal Income Fund - Class A | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Columbia Strategic Municipal Income Fund - Class A | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Columbia Strategic Municipal Income Fund - Class A | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Columbia Strategic Municipal Income Fund - Class A | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Strategic Municipal Income Fund - Class A | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Strategic Municipal Income Fund - Class A | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Columbia Strategic Municipal Income Fund - Class A | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.80%
Columbia Strategic Municipal Income Fund - Class A | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Strategic Municipal Income Fund - Class A | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Strategic Municipal Income Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Strategic Municipal Income Fund - Class C | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Columbia Strategic Municipal Income Fund - Class C | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Columbia Strategic Municipal Income Fund - Class C | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Strategic Municipal Income Fund - Class C | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Strategic Municipal Income Fund - Class C | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Strategic Municipal Income Fund - Class C | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Strategic Municipal Income Fund - Class C | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Strategic Municipal Income Fund - Class C | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Strategic Municipal Income Fund - Class C | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Strategic Municipal Income Fund - Class C | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Strategic Municipal Income Fund - Class C | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Strategic Municipal Income Fund - Class C | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Columbia Strategic Municipal Income Fund - Class C | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Columbia Strategic Municipal Income Fund - Class C | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Columbia Strategic Municipal Income Fund - Class C | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Strategic Municipal Income Fund - Class C | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Strategic Municipal Income Fund - Class C | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Columbia Strategic Municipal Income Fund - Class C | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.80%
Columbia Strategic Municipal Income Fund - Class C | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Strategic Municipal Income Fund - Class C | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Strategic Municipal Income Fund - Class C | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Strategic Municipal Income Fund - Institutional Class | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Columbia Strategic Municipal Income Fund - Institutional Class | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Columbia Strategic Municipal Income Fund - Institutional Class | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Strategic Municipal Income Fund - Institutional Class | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Strategic Municipal Income Fund - Institutional Class | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Strategic Municipal Income Fund - Institutional Class | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Strategic Municipal Income Fund - Institutional Class | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Strategic Municipal Income Fund - Institutional Class | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Strategic Municipal Income Fund - Institutional Class | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Strategic Municipal Income Fund - Institutional Class | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Strategic Municipal Income Fund - Institutional Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Strategic Municipal Income Fund - Institutional Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Columbia Strategic Municipal Income Fund - Institutional Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Columbia Strategic Municipal Income Fund - Institutional Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Columbia Strategic Municipal Income Fund - Institutional Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Strategic Municipal Income Fund - Institutional Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Strategic Municipal Income Fund - Institutional Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Columbia Strategic Municipal Income Fund - Institutional Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.80%
Columbia Strategic Municipal Income Fund - Institutional Class | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Strategic Municipal Income Fund - Institutional Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Strategic Municipal Income Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Strategic Municipal Income Fund Institutional 2 Class | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Columbia Strategic Municipal Income Fund Institutional 2 Class | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Columbia Strategic Municipal Income Fund Institutional 2 Class | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Strategic Municipal Income Fund Institutional 2 Class | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Strategic Municipal Income Fund Institutional 2 Class | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Strategic Municipal Income Fund Institutional 2 Class | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Strategic Municipal Income Fund Institutional 2 Class | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Strategic Municipal Income Fund Institutional 2 Class | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Strategic Municipal Income Fund Institutional 2 Class | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Strategic Municipal Income Fund Institutional 2 Class | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Strategic Municipal Income Fund Institutional 2 Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Strategic Municipal Income Fund Institutional 2 Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Columbia Strategic Municipal Income Fund Institutional 2 Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Columbia Strategic Municipal Income Fund Institutional 2 Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Columbia Strategic Municipal Income Fund Institutional 2 Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Strategic Municipal Income Fund Institutional 2 Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Strategic Municipal Income Fund Institutional 2 Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Columbia Strategic Municipal Income Fund Institutional 2 Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.80%
Columbia Strategic Municipal Income Fund Institutional 2 Class | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Strategic Municipal Income Fund Institutional 2 Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Strategic Municipal Income Fund Institutional 2 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Strategic Municipal Income Fund - Institutional 3 Class | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Columbia Strategic Municipal Income Fund - Institutional 3 Class | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Columbia Strategic Municipal Income Fund - Institutional 3 Class | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Strategic Municipal Income Fund - Institutional 3 Class | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Strategic Municipal Income Fund - Institutional 3 Class | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Strategic Municipal Income Fund - Institutional 3 Class | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Strategic Municipal Income Fund - Institutional 3 Class | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Strategic Municipal Income Fund - Institutional 3 Class | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Strategic Municipal Income Fund - Institutional 3 Class | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Strategic Municipal Income Fund - Institutional 3 Class | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Strategic Municipal Income Fund - Institutional 3 Class | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Strategic Municipal Income Fund - Institutional 3 Class | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Columbia Strategic Municipal Income Fund - Institutional 3 Class | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Columbia Strategic Municipal Income Fund - Institutional 3 Class | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Columbia Strategic Municipal Income Fund - Institutional 3 Class | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Strategic Municipal Income Fund - Institutional 3 Class | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Strategic Municipal Income Fund - Institutional 3 Class | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Columbia Strategic Municipal Income Fund - Institutional 3 Class | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.80%
Columbia Strategic Municipal Income Fund - Institutional 3 Class | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Strategic Municipal Income Fund - Institutional 3 Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Strategic Municipal Income Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Columbia Strategic Municipal Income Fund - Class S | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Columbia Strategic Municipal Income Fund - Class S | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	10.80%
Columbia Strategic Municipal Income Fund - Class S | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Columbia Strategic Municipal Income Fund - Class S | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Columbia Strategic Municipal Income Fund - Class S | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Strategic Municipal Income Fund - Class S | PUERTO RICO
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Strategic Municipal Income Fund - Class S | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Strategic Municipal Income Fund - Class S | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Columbia Strategic Municipal Income Fund - Class S | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Columbia Strategic Municipal Income Fund - Class S | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Columbia Strategic Municipal Income Fund - Class S | AAA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Columbia Strategic Municipal Income Fund - Class S | AA rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
Columbia Strategic Municipal Income Fund - Class S | A rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.10%
Columbia Strategic Municipal Income Fund - Class S | BBB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Columbia Strategic Municipal Income Fund - Class S | BB rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Columbia Strategic Municipal Income Fund - Class S | B rating [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Columbia Strategic Municipal Income Fund - Class S | Not rated [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.50%
Columbia Strategic Municipal Income Fund - Class S | Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	95.80%
Columbia Strategic Municipal Income Fund - Class S | Floating Rate Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Strategic Municipal Income Fund - Class S | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Strategic Municipal Income Fund - Class S | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%